Document and Entity Information Document	Nov. 18, 2024
Cover [Abstract]
Entity Emerging Growth Company	false
Document Type	8-K/A
Document Period End Date	Nov. 18, 2024
Entity Registrant Name	Elastic N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-38675
Entity Tax Identification Number	98-1756035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, €0.01 Par Value
Trading Symbol	ESTC
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0001707753
Amendment Description	On November 21, 2024, Elastic N.V. (“Elastic” or the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the appointment of Eric Prengel as interim Chief Financial Officer of the Company, effective as of December 14, 2024. This Amendment No. 1 on Form 8-K/A is being filed to supplement the disclosure contained in Item 5.02 of the Original Form 8-K. The Original Form 8-K otherwise remains unchanged.